SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit Large Cap Growth Fund

Name of Issuer	Quantity	Fair Value ($)	Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.6%			Health Technology - 8.9%
Communications - 1.1%			AbbVie, Inc.	14,200	1,144,378
Verizon Communications, Inc.	20,925	1,237,295	ABIOMED, Inc. *	2,775	792,512
			Boston Scientific Corp. *	40,300	1,546,714
Consumer Non-Durables - 5.0%
			Celgene Corp. *	5,925	558,964
Constellation Brands, Inc.	5,950	1,043,214
			Illumina, Inc. *	3,500	1,087,415
Estee Lauder Cos., Inc. - Class A	13,075	2,164,566
			Intuitive Surgical, Inc. *	2,600	1,483,508
PepsiCo, Inc.	15,700	1,924,035
VF Corp.	7,300	634,443	Johnson & Johnson	11,000	1,537,690
			Pfizer, Inc.	13,200	560,604
		5,766,258	Thermo Fisher Scientific, Inc.	5,250	1,437,030
Consumer Services - 7.9%
					10,148,815
Marriott International, Inc.	9,300	1,163,337
McDonald’s Corp.	4,700	892,530	Process Industries - 3.5%
Starbucks Corp.	21,900	1,628,046	DowDuPont, Inc.	14,800	788,988
Visa, Inc.	29,900	4,670,081	Ecolab, Inc.	8,425	1,487,350
Walt Disney Co.	6,200	688,386	Sherwin-Williams Co.	4,000	1,722,840
		9,042,380			3,999,178
Electronic Technology - 13.1%			Producer Manufacturing - 8.8%
Apple, Inc.	39,300	7,465,035	3M Co.	6,350	1,319,403
Applied Materials, Inc.	40,100	1,590,366	Boeing Co.	3,250	1,239,615
Arista Networks, Inc. *	2,750	864,765	Deere & Co.	3,400	543,456
Broadcom, Inc.	7,800	2,345,538	Honeywell International, Inc.	9,925	1,577,281
Ciena Corp. *	21,300	795,342	Ingersoll-Rand, PLC	10,700	1,155,065
Intel Corp.	16,800	902,160	Parker-Hannifin Corp.	8,700	1,493,094
NVIDIA Corp.	3,725	668,861	Raytheon Co.	11,300	2,057,504
			Resideo Technologies, Inc. *	1,654	31,906
Skyworks Solutions, Inc.	4,000	329,920
			United Technologies Corp.	4,900	631,561
		14,961,987
					10,048,885
Energy Minerals - 1.4%
Chevron Corp.	2,600	320,268	Retail Trade - 9.3%
			Amazon.com, Inc. *	3,000	5,342,250
Marathon Petroleum Corp.	15,500	927,675
Pioneer Natural Resources Co.	2,300	350,244	CVS Health Corp.	10,300	555,479
			Home Depot, Inc.	11,700	2,245,113
		1,598,187	TJX Cos., Inc.	26,000	1,383,460
Finance - 5.2%			Ulta Beauty, Inc. *	3,000	1,046,190
Bank of America Corp.	32,000	882,880
					10,572,492
Chubb, Ltd.	8,650	1,211,692
Goldman Sachs Group, Inc.	5,600	1,075,144	Technology Services - 28.6%
JPMorgan Chase & Co.	7,200	728,856	Accenture, PLC	11,425	2,011,028
			Adobe, Inc. *	9,150	2,438,384
Prudential Financial, Inc.	10,600	973,928
			Alphabet, Inc. - Class A *	800	941,512
T Rowe Price Group, Inc.	11,125	1,113,835
			Alphabet, Inc. - Class C *	5,966	6,999,967
		5,986,335	Autodesk, Inc. *	9,800	1,527,036
Health Services - 3.2%			Booking Holdings, Inc. *	890	1,552,970
Centene Corp. *	9,000	477,900	Facebook, Inc. *	14,750	2,458,678
UnitedHealth Group, Inc.	13,000	3,214,380	Intuit, Inc.	6,600	1,725,306
		3,692,280	Microsoft Corp.	63,200	7,453,808
			PayPal Holdings, Inc. *	19,300	2,004,112
			Red Hat, Inc. *	5,200	950,040
			salesforce.com, Inc. *	16,325	2,585,390
					32,648,231

See accompanying notes to schedule of investments.

MARCH 31, 2019 1

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit Large Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)	Name of Issuer	Quantity	Fair Value ($)

Transportation - 2.9%			Short-Term Securities - 0.8%
Delta Air Lines, Inc.	18,400	950,360	Fidelity Inst. Money Mkt. Gvt. Fund, 2.31%	888,525	888,525
FedEx Corp.	5,200	943,332	(cost: $888,525)
Union Pacific Corp.	8,800	1,471,360
		3,365,052	Total Investments in Securities - 100.4%
			(cost: $61,533,240)		114,729,180
Utilities - 0.7%
			Other Assets and Liabilities, net - (0.4%)		(425,475)
NextEra Energy, Inc.	4,000	773,280
Total Common Stocks			Total Net Assets - 100.0%		$114,303,705
(cost: $60,644,715)		113,840,655

			* Non-income producing security.
			Numeric footnotes not disclosed are not applicable to this Schedule of Investments.
			PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2019 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks **	113,840,655	—	—	113,840,655
Short-Term Securities	888,525	—	—	888,525
Total:	114,729,180	—	—	114,729,180

** For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.
There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Securities Valuation:

Investments in Securities
Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as deter-
mined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following fac-
tors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the secu-
rity are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements
The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market pro-
vides the most reliable evidence of fair value.
• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pric-
ing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which con-
siders prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of March 31, 2019 is included with the Fund’s schedule of investments.

At March 31, 2019, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

			Net Unrealized	Cost of
	Unrealized	Unrealized	Appreciation	Securities on a
	Appreciation	Depreciation	(Depreciation)	Tax Basis
Large Cap Growth	$53,833,889	($637,949)	$53,195,940	$61,533,240

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